COMMON AND PREFERRED STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
COMMON AND PREFERRED STOCK
NOTE 8 - COMMON AND PREFERRED STOCK

Common Stock

The Company has 500,000,000 common shares authorized, $0.001 par value. At March 31, 2021 and December 31, 2020, there were 130,170,804 and 120,200,005 common shares issued and outstanding, respectively.

On January 19, 2021, the Company issued 1,470,799 shares of common stock for cash proceeds totaling $49,301.

On February 1, 2021, the Company issued 4,000,000 shares of common stock valued at $200,000 for prepaid consulting. The prepaid expense is being amortized over the twelve months of consulting services to be provided beginning February 2021.

On February 17, 2021, the Company issued 4,000,000 shares of common stock for cash proceeds totaling $220,000.

On March 19, 2021, the Company issued 500,000 shares of common stock to a noteholder as discussed in Note 5.

Preferred Stock

The Company has 20,000,000 Series A Preferred shares authorized, $0.0001 par value. At March 31, 2021 and December 31, 2020, there were 20,000,000 Series A Preferred shares issued and outstanding, respectively.

The Company has 1,000,000 Series B Preferred shares authorized, $0.0001 par value. At March 31, 2021 and December 31, 2020, there were no Series B Preferred shares issued and outstanding.

The Company has 11,442,857 Series C Preferred shares authorized, $0.0001 par value. At March 31, 2021 and December 31, 2020, there were 11,442,857 Series C Preferred shares issued and outstanding, respectively.

Common Stock

The Company has 500,000,000 common shares authorized, $0.001 par value. At December 31, 2020 and 2019, there were 120,200,005 and 75,135,000 common shares issued and outstanding, respectively.

Preferred Stock

The Company has 20,000,000 Series A Preferred shares authorized, $0.0001 par value. At December 31, 2020 and 2019, there were 20,000,000 and -0- Series A Preferred shares issued and outstanding, respectively.

The Company has 1,000,000 Series B Preferred shares authorized, $0.0001 par value. At December 31, 2020 and 2019, there were no Series B Preferred shares issued and outstanding.

The Company has 11,442,857 Series C Preferred shares authorized, $0.0001 par value. At December 31, 2020 and 2019, there were 11,442,857 and -0- Series C Preferred shares issued and outstanding, respectively.